Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The difference between expected income tax benefit and the actual income tax expense
Expected federal income tax expense (benefit)	$ 1,854	$ (3,929)	$ (7,703)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	327	(645)	(2,474)
Tax exempt interest	(86)	(123)	(133)
Increase (decrease) in valuation allowance	(1,878)	4,883	16,597
Other, net	(85)	(186)	36
Income tax expense	$ 132	$ 0	$ 6,323